Cover	Aug. 06, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 06, 2019
Entity File Number	0-11688
Entity Registrant Name	US ECOLOGY, INC.
Entity Central Index Key	0000742126
Entity Tax Identification Number	95-3889638
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	101 S. Capitol Blvd. Suite 1000
Entity Address, City or Town	Boise
Entity Address, State or Province	ID
Entity Address, Postal Zip Code	83702
City Area Code	(208)
Local Phone Number	331-8400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	ECOL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Elected Not To Use the Extended Transition Period	false